Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Components	$ 2,221	$ 2,136
Finished goods	2,985	4,089
Total net inventories	5,206	6,225
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Components	2,223	2,138
Finished goods	3,911	4,996
Total net inventories	6,134	7,134
Inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Components	2	2
Finished goods	926	907
Total net inventories	$ 928	$ 909